Note 9 - Retirement Plans - Assumptions Used to Measure (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Discount rate - projected benefit obligation	5.63%	5.31%	5.04%
Rate of compensation increase	3.00%	3.00%	3.00%
Discount rate - benefit obligations	5.31%	5.04%	3.81%
Discount rate - interest cost	5.19%	4.90%	3.52%
Discount rate - service cost	5.40%	5.16%	3.93%
Expected return on plan assets	6.55%	6.15%	5.00%
Rate of compensation increase	3.00%	3.00%	3.00%